SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 14, 2022	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Goodwill, Impairment Loss	$ 80,743,013	$ 744,788	$ 17,125,020	$ 1,457,961	$ 25,008,677		$ 27,167,415	$ 80,743,014
Interest Costs Capitalized	74,210			$ 1,438,571	$ 1,139,183	$ 1,289,328	2,498,184
Accumulated Capitalized Interest Costs	$ 1,363,538						$ 2,498,184	$ 1,363,538